Consolidated Statement of Operations (USD $)	3 Months Ended		6 Months Ended		121 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Revenue
Mineal property acquisition					16,542
Product development		6,250		18,625	34,250
Office and general	4,735	112,818	34,954	207,487	414,874
Professional expense	4,750	136,103	6,000	174,291	264,403
Marketing		73,512		73,512	73,512
Compensation expense				180,000	13,330
Total Operating Expenses	9,485	328,683	40,954	473,915	816,911
Loss from operations	(9,485)	(328,683)	(40,954)	(473,915)	(816,911)
Interest expense	12,450	1,537	24,900	3,656	69,522
Net loss	$ (21,935)	$ (330,220)	$ (65,854)	$ (477,571)	$ (886,433)
Basic and diluted loss per share	$ 0.000	$ (0.003)	$ (0.001)	$ (0.005)
Basic weighted average common shares outstanding	100,000,000	100,000,000	100,000,000	100,000,000
Diluted weighted average common shares outstanding	100,000,000	100,000,000	100,000,000	100,000,000